Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of estimated useful lives reconciliation of carrying amount

	Freehold land	Plant and	Right-of-use	Mine
US$ thousand	and buildings	equipment	assets	development	Total
Cost
Balance as of 1 January 2023	—	—	—	—	—
Acquired through business combination	8,559	293,348	395	913,961	1,216,263
Additions	—	7,725	18,254	17,100	43,079
Disposals	—	(16,564)	—	—	(16,564)
Other movements*	—	—	—	(1,204)	(1,204)
Balance as of 31 December 2023	8,559	284,509	18,649	929,857	1,241,574

Accumulated depreciation
Balance as of 1 January 2023	—	—	—	—	—
Depreciation for the period	338	11,290	2,077	32,954	46,659
Balance as of 31 December 2023	338	11,290	2,077	32,954	46,659

Carrying amounts
As of 1 January 2022	—	—	—	—	—
As of 31 December 2022	—	—	—	—	—
As of 31 December 2023	8,221	273,219	16,572	896,903	1,194,915

*Other movements consists of decrease in rehabilitation.